UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

International Equity Index Fund	April 30, 2020
PIEQX	Investor Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

HIGHLIGHTS

■	The fund returned -14.36% in the six months ended April 30, 2020.

■	The fund is designed to mirror its benchmark, the FTSE Developed ex North America Index Net, a yardstick of performance in developed non-U.S. stock markets. As an index fund, active management decisions do not play a role in our allocations.

■	At the end of April, Europe represented 57% of net assets, Japan accounted for 25%, and the remainder was invested mostly in the Pacific Rim (excluding Japan).

■	The pace and extent of recovery from the economic devastation caused by the coronavirus pandemic is a critical issue for international markets and most stocks. While economic activity could gradually pick up as people start to chafe at living under lockdowns and accept the risks of moving around more freely, the timing and strength of such a recovery is unknown.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets experienced extraordinary volatility during the first half of your fund’s fiscal year, the six-month period ended April 30, 2020, as the spread of the coronavirus led to the shutdown of significant portions of most major economies. After reaching record highs, stocks recorded their steepest declines since the global financial crisis a decade ago, while demand for safe-haven securities sent Treasury yields to all-time lows.

As a result of the improving trade situation between the U.S. and China and central bank stimulus, the outlook for 2020 appeared promising. However, market sentiment began to shift in January amid news of the coronavirus outbreak in China’s Hubei province.

Although the effect was initially muted, with the S&P 500 Index advancing to a record high on February 19, stocks began falling amid reports of major outbreaks in South Korea, Iran, and Italy and scattered infections in dozens of other countries. The major indexes continued their slide as cases mounted in the U.S. and New York City became the epicenter of the pandemic.

The economic toll of the virus became evident as governments throughout the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, came to a virtual halt. In the last six weeks of the period, over 30 million Americans—almost one-fifth of the workforce—filed unemployment claims.

In response to the rapid contraction in economic activity, global central banks took firmly accommodative steps, and many governments around the world passed emergency spending packages. In the U.S., the Federal Reserve cut its short-term lending rate to near zero and began purchasing government and corporate bonds to stimulate the economy and supply liquidity in the fixed income market. The federal government also provided trillions in fiscal support in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Boosted by the support, market volatility calmed somewhat by the end of March, and most sectors recouped some of their losses with a strong rally that started in late March and continued throughout April.

Global equity returns for the six-month period were broadly negative, but U.S. large-cap growth stocks finished with positive results. Sector returns were mixed. Energy shares fared the worst as a supply glut and shrinking demand briefly sent the price of oil into negative territory. Health care and information technology shares were the strongest performers.

As a result of the drop in yields, U.S. Treasuries were the top performers in the fixed income universe. Other U.S. investment-grade bonds were also generally positive, but municipal debt was pressured as state and local governments grappled with the loss of tax revenue and mounting expenses as a result of the pandemic. Riskier fixed income sectors such as high yield and emerging markets bonds tumbled during the March sell-off but regained some ground in April.

Looking ahead, the range of possible economic outcomes is especially broad as a result of the unprecedented nature of this crisis—simply stated, we are in uncharted territory. Volatility is likely as investors react to both hopeful and disappointing news in the fight against the virus. We are early in the journey toward recovery, and there is certainly a possibility we could give back some of April’s gains.

In the meantime, our team of investment professionals is focusing on what the postcrisis world will look like. Certain consumer behaviors have been altered, and it is also possible that this crisis will accelerate trends that were already in place. In particular, the pandemic seems to have given a boost to the digitization of the economy, or the shift to online purchases for a widening array of goods and services.

Your fund’s portfolio manager will be carefully monitoring developments, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well in this uncertain environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term capital growth.

FUND COMMENTARY

How did the fund perform in the last six months?

The International Equity Index Fund returned -14.36% for the six months ended April 30, 2020, slightly underperforming its benchmark, the FTSE Developed ex North America Index Net, which returned -13.85%. Effective June 1, 2019, the FTSE Developed ex North America Index Net replaced the FTSE Developed ex North America Index as the fund’s primary benchmark. The new index assumes the reinvestment of dividends after the deduction of withholding taxes applicable to the country where the dividend is paid; as such, the returns of the new benchmark are more representative of the returns experienced by investors in foreign issuers. (Past performance cannot guarantee future results.)

Additionally, please note that the FTSE Developed ex North America Index and the FTSE All World Developed ex North America Index have at times been referred to interchangeably, but the name now shown in this report reflects the name preferred by FTSE.

What factors influenced the fund’s performance?

The fund seeks to mirror the performance of the benchmark index and give investors exposure to the major international markets in the developed world. We make no individual stock selection decisions based on bottom-up fundamental research.

Differences in the fund’s results relative to the benchmark primarily reflect “fair value” pricing and operating and management expenses, which are not incurred by the benchmark. As described in the fund’s prospectus, because there are timing differences between when the fund prices its securities and when certain foreign markets close, the fund adjusts the prices of its portfolio securities to reflect market events that may affect prices after the close of foreign markets. The fund values its securities in this way to protect shareholders and deter market timing by speculators. Since the index does not need to apply fair valuation, this technicality contributes to the performance disparity between the fund and the index.

At the sector level, health care was the only sector to post positive absolute returns, although information technology and consumer staples also outperformed other areas. Energy and financials posted the steepest losses.

Geographically, returns were mostly negative across regions. Russia, Macau, and Denmark were top contributors and the only regions to post meaningful positive results, while Luxembourg posted the steepest losses.

How is the fund positioned?

The FTSE index’s largest regional weightings include Europe, Japan, and the Pacific Rim. We construct the fund by sorting the market in each country in the index by industry groups and targeting a representative sampling of the stocks in each industry for inclusion. The fund attempts to replicate the index’s performance by investing in stocks in proportion to their allocation in the index.

At the end of April, Europe represented 57% of net assets, Japan accounted for 25%, and the Pacific Rim (excluding Japan) composed 16%. The UK, Switzerland, and France were the fund’s largest country allocations in Europe, while Australia, South Korea, and Hong Kong occupied top positions in the Pacific Rim.

Most changes to the portfolio’s sector weights since our previous letter were relatively minor, although stock price losses in the consumer discretionary sector caused it to move below both health care and consumer staples to become the fifth-largest sector allocation. Financials, industrials and business services, health care, and consumer staples were the fund’s largest sector allocations and accounted for more than half of its assets.

The fund remained broadly diversified, consistent with the FTSE index. The fund’s 25 largest holdings represented 22.0% of total net assets at the end of the reporting period. As shown in the Twenty-Five Largest Holdings table on page 7, food company Nestle (Switzerland), Swiss pharmaceutical companies Roche Holding and Novartis, chipmaker Samsung Electronics (South Korea), and Japanese automotive manufacturer Toyota Motor were the fund’s largest positions. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

What is portfolio management’s outlook?

The pace and extent of recovery from the economic devastation caused by the coronavirus pandemic is a critical issue for international markets and most stocks. While the timing and trajectory of a post-pandemic recovery is uncertain, many believe there is a reasonable chance that researchers will develop protocols and treatments that will meaningfully improve survival rates for people sickened by COVID-19, the disease caused by the coronavirus, and ultimately create a vaccine that will provide immunity. Until then, economic activity could gradually pick up as people start to chafe at living under lockdowns and accept the risks of moving around more freely. However, the pace and strength of such a recovery—which will depend on the course of a still not well-understood virus, government restrictions, and people’s risk tolerance as they venture out into the new normal—is unknown.

In any event, our task is not to select stocks, sectors, or countries that we think will outperform in the new normal. Our objective is to pursue long-term growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the FTSE index.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

RISKS OF INDEX INVESTING

Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

PORTFOLIO HIGHLIGHTS

## TWENTY-FIVE LARGEST HOLDINGS

| | Percent of Net Assets 4/30/20 |
|---|---|
| Nestle, Switzerland | 2.2% |
| Roche Holding, Switzerland | 1.8 |
| Samsung Electronics, South Korea | 1.6 |
| Novartis, Switzerland | 1.3 |
| Toyota Motor, Japan | 1.1 |
| AstraZeneca, United Kingdom | 1.0 |
| Royal Dutch Shell, United Kingdom | 0.9 |
| ASML Holding, Netherlands | 0.9 |
| SAP, Germany | 0.8 |
| AIA Group, Hong Kong | 0.8 |
| Sanofi, France | 0.8 |
| Novo Nordisk, Denmark | 0.8 |
| HSBC Holdings, United Kingdom | 0.8 |
| GlaxoSmithKline, United Kingdom | 0.7 |
| LVMH Moet Hennessy Louis Vuitton, France | 0.7 |
| CSL, Australia | 0.7 |
| British American Tobacco, United Kingdom | 0.6 |
| Total, France | 0.6 |
| Diageo, United Kingdom | 0.6 |
| Sony, Japan | 0.6 |
| BP, United Kingdom | 0.6 |
| Allianz, Germany | 0.6 |
| Commonwealth Bank of Australia, Australia | 0.5 |
| L'Oreal, France | 0.5 |
| Siemens, Germany | 0.5 |
| **Total** | **22.0%** |

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

| | Shares/Par | $ Value |
|---|---|---|
| **ARGENTINA 0.0%** | | |
| **Common Stocks 0.0%** | | |
| Tenaris (EUR) | 17,375 | 120 |
| **Total Argentina (Cost $313)** | | **120** |
| **AUSTRALIA 6.1%** | | |
| **Common Stocks 6.0%** | | |
| Adelaide Brighton | 16,890 | 30 |
| Afterpay Touch Group (1) | 6,829 | 136 |
| AGL Energy | 24,042 | 264 |
| ALS | 17,291 | 75 |
| Altium | 4,019 | 88 |
| Alumina | 93,325 | 104 |
| AMP (1) | 126,377 | 117 |
| Ansell | 5,313 | 98 |
| APA Group | 44,011 | 311 |
| Aristocrat Leisure | 23,501 | 385 |
| ASX | 7,216 | 380 |
| Atlas Arteria | 35,588 | 144 |
| Aurizon Holdings | 70,295 | 214 |
| AusNet Services | 62,483 | 76 |
| Australia & New Zealand Banking Group | 104,197 | 1,132 |
| Bank of Queensland | 14,692 | 50 |
| Beach Energy | 65,323 | 64 |
| Bendigo & Adelaide Bank | 17,761 | 75 |
| BHP Group | 108,418 | 2,213 |
| BlueScope Steel | 18,693 | 122 |
| Boral | 42,105 | 82 |
| Brambles | 58,634 | 419 |
| Caltex Australia | 9,420 | 152 |
| Challenger | 20,577 | 66 |
| Charter Hall Group | 17,208 | 85 |
| CIMIC Group | 3,461 | 55 |

| | | |
|---|---|---|
| Cleanaway Waste Management | 50,108 | 60 |
| Coca-Cola Amatil | 19,721 | 110 |
| Cochlear | 2,087 | 248 |
| Coles Group | 44,091 | 442 |
| Commonwealth Bank of Australia | 65,118 | 2,631 |
| Computershare | 18,127 | 143 |
| Crown Resorts | 13,680 | 88 |
| CSL | 16,632 | 3,315 |
| CSR | 18,692 | 45 |
| Dexus | 39,734 | 236 |
| Domain Holdings Australia | 8,454 | 14 |
| Domino's Pizza Enterprises | 2,288 | 86 |
| Downer EDI | 22,540 | 61 |
| Evolution Mining | 39,046 | 127 |
| Flight Centre Travel Group | 2,060 | 15 |
| Fortescue Metals Group | 59,957 | 458 |
| Goodman Group | 65,303 | 556 |
| GPT Group | 67,040 | 184 |
| Harvey Norman Holdings | 19,274 | 35 |
| IDP Education | 4,719 | 45 |
| Iluka Resources | 15,394 | 76 |
| Incitec Pivot | 60,953 | 94 |
| Insurance Australia Group | 86,141 | 322 |
| IOOF Holdings | 12,818 | 36 |
| James Hardie Industries, CDI | 16,097 | 231 |
| JB HI-FI | 4,138 | 94 |
| LendLease Group | 21,623 | 172 |
| Macquarie Group | 11,824 | 783 |
| Magellan Financial Group | 4,635 | 152 |
| Medibank | 102,729 | 180 |
| Metcash | 35,041 | 56 |
| Mirvac Group | 138,072 | 201 |
| National Australia Bank (Austria Listing) | 107,976 | 1,183 |
| National Australia Bank (Australia Listing) | 7,666 | 83 |
| Newcrest Mining | 28,223 | 511 |
| Northern Star Resources | 26,149 | 211 |

| | | |
|---|---|---|
| Nufarm (1) | 10,940 | 37 |
| Oil Search | 54,804 | 108 |
| Orica | 13,996 | 162 |
| Origin Energy | 65,638 | 236 |
| Orora | 44,662 | 74 |
| OZ Minerals | 11,045 | 64 |
| Perpetual | 1,590 | 31 |
| Platinum Asset Management | 8,157 | 18 |
| Qantas Airways | 21,164 | 53 |
| QBE Insurance Group | 53,508 | 290 |
| Qube Holdings | 45,982 | 70 |
| Ramsay Health Care | 6,420 | 261 |
| REA Group | 1,940 | 111 |
| Rio Tinto | 13,448 | 758 |
| Santos | 65,051 | 207 |
| Scentre Group | 190,661 | 286 |
| SEEK | 12,806 | 143 |
| Seven Group Holdings | 5,047 | 50 |
| Shopping Centres Australasia Property Group | 27,298 | 40 |
| Sims | 5,867 | 26 |
| Sonic Healthcare | 17,231 | 304 |
| South32 | 183,925 | 231 |
| Star Entertainment Group | 29,898 | 59 |
| Stockland | 88,905 | 165 |
| Suncorp Group | 46,678 | 277 |
| Sydney Airport | 39,926 | 163 |
| Tabcorp Holdings | 69,058 | 144 |
| Telstra | 153,298 | 302 |
| TPG Telecom | 13,415 | 64 |
| Transurban Group | 98,589 | 879 |
| Treasury Wine Estates | 26,476 | 174 |
| Vicinity Centres | 116,897 | 112 |
| Vocus Group (1) | 21,283 | 42 |
| Washington H. Soul Pattinson | 3,829 | 46 |
| Wesfarmers | 41,182 | 1,000 |
| Westpac Banking | 131,230 | 1,365 |

| | | |
|---|---|---|
| Whitehaven Coal | 24,690 | 29 |
| WiseTech Global | 2,890 | 34 |
| Woodside Petroleum | 33,976 | 486 |
| Woolworths Group | 45,799 | 1,060 |
| Worley | 12,500 | 72 |
| | | **30,254** |
| **Equity Mutual Funds 0.1%** | | |
| iShares MSCI Australia Fund, ETF (USD) (2) | 40,500 | 690 |
| | | **690** |
| **Total Australia (Cost $35,324)** | | **30,944** |

## AUSTRIA 0.2%

| | | |
|---|---|---|
| **Common Stocks 0.2%** | | |
| ANDRITZ (1) | 2,554 | 84 |
| Erste Group Bank | 10,667 | 231 |
| OMV | 5,270 | 172 |
| Raiffeisen Bank International | 4,718 | 82 |
| Telekom Austria | 5,012 | 35 |
| Verbund | 2,459 | 111 |
| Vienna Insurance Group | 1,396 | 28 |
| voestalpine (2) | 4,136 | 86 |
| **Total Austria (Cost $1,421)** | | **829** |

## BELGIUM 0.9%

| | | |
|---|---|---|
| **Common Stocks 0.9%** | | |
| Ackermans & Van Haaren | 818 | 108 |
| Ageas | 6,804 | 245 |
| Anheuser-Busch InBev | 28,012 | 1,305 |
| Argenx (1) | 1,571 | 235 |
| Colruyt | 1,858 | 111 |
| Elia Group | 1,287 | 148 |
| Galapagos (1) | 1,833 | 405 |
| Groupe Bruxelles Lambert | 2,709 | 217 |
| KBC Group | 10,155 | 551 |
| Proximus | 4,980 | 106 |

| | | |
|---|---|---|
| Sofina | 551 | 130 |
| Solvay (2) | 2,557 | 200 |
| Telenet Group Holding | 1,736 | 72 |
| UCB | 4,492 | 412 |
| Umicore | 7,643 | 331 |
| **Total Belgium (Cost $4,291)** | | **4,576** |

## CAMBODIA 0.0%

**Common Stocks 0.0%**

| | | |
|---|---|---|
| NagaCorp (HKD) | 54,000 | 64 |
| **Total Cambodia (Cost $71)** | | **64** |

## CHILE 0.0%

**Common Stocks 0.0%**

| | | |
|---|---|---|
| Antofagasta (GBP) | 12,588 | 129 |
| **Total Chile (Cost $102)** | | **129** |

## CHINA 0.3%

**Common Stocks 0.3%**

| | | |
|---|---|---|
| AAC Technologies Holdings (HKD) (2) | 26,000 | 123 |
| BOC Aviation (HKD) | 7,400 | 51 |
| China Mengniu Dairy (HKD) | 99,000 | 351 |
| China Travel International Investment Hong Kong (HKD) | 90,000 | 13 |
| FIH Mobile (HKD) (1)(2) | 103,000 | 11 |
| Huabao International Holdings (HKD) | 31,000 | 12 |
| Lenovo Group (HKD) | 278,000 | 150 |
| Minth Group (HKD) | 26,000 | 63 |
| MMG (HKD) (1) | 80,000 | 14 |
| Nexteer Automotive Group (HKD) | 30,000 | 15 |
| Semiconductor Manufacturing International (HKD) (1) | 111,000 | 208 |
| Shougang Fushan Resources Group (HKD) | 132,000 | 26 |
| Shui On Land (HKD) | 121,933 | 22 |
| Sun Art Retail Group (HKD) | 80,000 | 133 |
| Tingyi Cayman Islands Holding (HKD) | 68,000 | 121 |

| | | |
|---|---|---|
| Towngas China (HKD) | 36,000 | 18 |
| Uni-President China Holdings (HKD) | 48,600 | 49 |
| Want Want China Holdings (HKD) (2) | 202,000 | 144 |
| Wharf Holdings (HKD) | 32,100 | 61 |
| Xinyi Solar Holdings (HKD) | 112,200 | 71 |
| **Total China (Cost $1,703)** | | **1,656** |

## DENMARK 2.0%

**Common Stocks 2.0%**

| | | |
|---|---|---|
| Ambu, Class B | 5,416 | 170 |
| AP Moller - Maersk, Class A | 170 | 157 |
| AP Moller - Maersk, Class B | 234 | 233 |
| Carlsberg, Class B | 3,708 | 468 |
| Chr Hansen Holding | 3,634 | 313 |
| Coloplast, Class B | 4,938 | 779 |
| Danske Bank (1) | 24,854 | 295 |
| Demant (1) | 4,090 | 98 |
| DSV | 7,500 | 779 |
| Genmab (1) | 2,176 | 523 |
| GN Store Nord | 4,900 | 224 |
| H Lundbeck | 2,208 | 80 |
| ISS (1) | 6,805 | 101 |
| Novo Nordisk, B Shares | 60,759 | 3,876 |
| Novozymes, B Shares | 7,577 | 372 |
| Orsted | 6,760 | 683 |
| Pandora | 3,293 | 117 |
| ROCKWOOL International, B Shares | 219 | 46 |
| Tryg | 4,504 | 120 |
| Vestas Wind Systems | 7,266 | 624 |
| **Total Denmark (Cost $5,461)** | | **10,058** |

## EGYPT 0.0%

**Common Stocks 0.0%**

| | | |
|---|---|---|
| OCI (EUR) (1)(2) | 3,517 | 42 |
| **Total Egypt (Cost $131)** | | **42** |

## EUROPE/FAR EAST 0.3%

**Equity Mutual Funds 0.3%**

| | | |
|---|---|---|
| iShares Core MSCI EAFE, ETF (USD) (2) | 29,616 | 1,571 |
| **Total Europe/Far East (Cost $1,342)** | | **1,571** |

## FINLAND 1.0%

**Common Stocks 1.0%**

| | | |
|---|---|---|
| Elisa | 5,247 | 319 |
| Fortum | 16,134 | 267 |
| Huhtamaki (1) | 3,394 | 127 |
| Kesko, B Shares | 10,044 | 164 |
| Kone, Class B | 14,332 | 868 |
| Metso | 3,837 | 106 |
| Neste | 15,303 | 540 |
| Nokia | 149,567 | 539 |
| Nokia, Ordinary Shares | 57,926 | 211 |
| Nokian Renkaat (2) | 5,022 | 107 |
| Orion, Class B (1)(2) | 3,608 | 183 |
| Sampo, A Shares | 18,184 | 603 |
| Stora Enso, R Shares (1) | 20,817 | 245 |
| UPM-Kymmene | 19,621 | 538 |
| Wartsila | 16,743 | 123 |
| **Total Finland (Cost $6,074)** | | **4,940** |

## FOREIGN/EUROPE 0.6%

**Equity Mutual Funds 0.6%**

| | | |
|---|---|---|
| iShares MSCI Eurozone, ETF (USD) (2) | 95,700 | 3,100 |
| **Total Foreign/Europe (Cost $2,967)** | | **3,100** |

## FRANCE 9.1%

**Common Stocks 9.1%**

| | | |
|---|---|---|
| Accor | 6,950 | 193 |
| Aeroports de Paris | 1,056 | 103 |

| | | |
|---|---|---|
| Air France-KLM (1) | 7,855 | 40 |
| Air Liquide (2) | 17,023 | 2,163 |
| Airbus (1) | 20,234 | 1,281 |
| ALD (2) | 3,000 | 29 |
| Alstom | 6,823 | 280 |
| Amundi | 2,122 | 141 |
| ArcelorMittal | 22,342 | 244 |
| Arkema | 2,690 | 224 |
| Atos | 3,388 | 242 |
| AXA | 69,830 | 1,241 |
| BioMerieux | 1,512 | 187 |
| BNP Paribas | 39,758 | 1,249 |
| Bollore | 36,513 | 97 |
| Bouygues | 7,625 | 235 |
| Bureau Veritas | 10,209 | 212 |
| Capgemini | 5,745 | 540 |
| Carrefour | 20,617 | 306 |
| Casino Guichard Perrachon | 1,998 | 75 |
| Cie de Saint-Gobain | 17,703 | 471 |
| Cie Generale des Etablissements Michelin | 6,481 | 626 |
| Cie Plastic Omnium | 2,044 | 39 |
| CNP Assurances (1) | 5,863 | 61 |
| Covivio | 1,640 | 103 |
| Credit Agricole | 42,316 | 340 |
| Danone | 21,752 | 1,516 |
| Dassault Aviation | 84 | 68 |
| Dassault Systemes | 4,876 | 714 |
| Edenred | 8,805 | 355 |
| Eiffage | 2,763 | 226 |
| Electricite de France | 18,367 | 146 |
| Elis | 7,055 | 87 |
| Engie | 60,794 | 660 |
| Engie (1)(3) | 2,058 | — |
| EssilorLuxottica | 10,677 | 1,326 |
| Eurazeo | 1,810 | 87 |
| Eurofins Scientific (2) | 419 | 232 |

| | | |
|---|---|---|
| Euronext | 2,267 | 190 |
| Eutelsat Communications | 6,241 | 70 |
| Faurecia | 2,732 | 98 |
| Gecina | 1,921 | 252 |
| Getlink | 16,366 | 209 |
| Hermes International | 1,134 | 829 |
| ICADE | 1,253 | 96 |
| Iliad | 562 | 84 |
| Imerys | 1,329 | 42 |
| Ingenico Group | 2,324 | 292 |
| Ipsen | 1,271 | 95 |
| JCDecaux | 2,620 | 54 |
| Kering | 2,697 | 1,372 |
| Klepierre (2) | 7,014 | 142 |
| L'Oreal | 8,846 | 2,572 |
| Legrand | 9,799 | 657 |
| LVMH Moet Hennessy Louis Vuitton | 9,152 | 3,538 |
| Natixis | 30,635 | 72 |
| Orange | 69,575 | 845 |
| Orpea | 1,656 | 184 |
| Pernod Ricard | 7,690 | 1,174 |
| Peugeot | 20,208 | 286 |
| Publicis Groupe | 7,792 | 230 |
| Remy Cointreau (2) | 915 | 102 |
| Renault (1)(2) | 6,768 | 133 |
| Rexel | 11,264 | 105 |
| Rubis | 3,122 | 140 |
| Safran | 11,987 | 1,114 |
| Sanofi (2) | 39,834 | 3,891 |
| Sartorius Stedim Biotech (1) | 849 | 204 |
| Schneider Electric | 19,190 | 1,773 |
| SCOR | 5,788 | 163 |
| SEB | 1,005 | 121 |
| Societe Generale | 27,952 | 439 |
| Sodexo | 3,247 | 260 |
| STMicroelectronics | 23,235 | 598 |

| | | |
|---|---|---|
| Suez (2) | 13,485 | 153 |
| Teleperformance | 2,105 | 472 |
| Thales | 3,681 | 279 |
| TOTAL | 87,401 | 3,102 |
| Ubisoft Entertainment (1) | 3,139 | 233 |
| Unibail-Rodamco-Westfield | 3,676 | 218 |
| Unibail-Rodamco-Westfield, CDI (AUD) | 26,273 | 81 |
| Valeo | 8,759 | 201 |
| Veolia Environnement (2) | 18,620 | 397 |
| Vinci | 16,897 | 1,384 |
| Vivendi | 29,919 | 647 |
| Wendel | 1,059 | 91 |
| Worldline (1) | 4,629 | 314 |
| **Total France (Cost $48,295)** | | **46,137** |

## GERMANY 7.9%

**Common Stocks 7.4%**

| | | |
|---|---|---|
| 1&1 Drillisch | 1,680 | 39 |
| adidas | 7,111 | 1,628 |
| Allianz | 15,258 | 2,808 |
| Aroundtown | 45,637 | 245 |
| BASF | 33,646 | 1,722 |
| Bayer | 36,020 | 2,369 |
| Bechtle | 1,001 | 145 |
| Beiersdorf | 3,708 | 388 |
| BMW | 11,757 | 692 |
| Brenntag | 5,763 | 261 |
| Carl Zeiss Meditec (1) | 1,361 | 134 |
| Commerzbank | 38,410 | 142 |
| Continental | 3,979 | 333 |
| Covestro | 5,858 | 197 |
| CTS Eventim | 2,153 | 90 |
| Daimler | 29,622 | 1,013 |
| Delivery Hero (1) | 4,031 | 342 |
| Deutsche Bank | 76,151 | 564 |
| Deutsche Boerse | 6,772 | 1,050 |

| | | |
|---|---|---|
| Deutsche Lufthansa (1) | 8,641 | 77 |
| Deutsche Post | 35,453 | 1,053 |
| Deutsche Telekom (1) | 118,685 | 1,735 |
| Deutsche Wohnen | 13,066 | 530 |
| DWS Group GmbH & KGaA | 1,284 | 41 |
| E.ON | 78,885 | 790 |
| Evonik Industries | 7,021 | 173 |
| Fielmann | 893 | 59 |
| Fraport Frankfurt Airport Services Worldwide | 1,308 | 57 |
| Fresenius | 15,039 | 651 |
| Fresenius Medical Care | 7,821 | 613 |
| FUCHS PETROLUB | 2,882 | 96 |
| GEA Group | 6,122 | 140 |
| GRENKE | 995 | 69 |
| Hannover Rueck | 2,216 | 353 |
| Hapag-Lloyd | 997 | 143 |
| HeidelbergCement | 5,543 | 263 |
| Hella GmbH & KGaA | 1,576 | 58 |
| Henkel | 2,415 | 188 |
| HOCHTIEF | 675 | 53 |
| HUGO BOSS | 2,391 | 66 |
| Infineon Technologies | 45,199 | 840 |
| KION Group | 2,616 | 130 |
| Knorr-Bremse | 1,594 | 148 |
| LANXESS | 3,071 | 151 |
| LEG Immobilien | 2,539 | 291 |
| Merck | 4,821 | 560 |
| METRO | 5,880 | 51 |
| MTU Aero Engines | 1,883 | 256 |
| Munich Re | 5,238 | 1,147 |
| Nemetschek | 2,006 | 126 |
| OSRAM Licht (1) | 3,246 | 135 |
| ProSiebenSat.1 Media | 7,503 | 75 |
| Puma | 3,010 | 189 |
| QIAGEN (1) | 8,101 | 337 |
| Rational | 122 | 59 |

| | | |
|---|---|---|
| Rheinmetall | 1,571 | 106 |
| Rocket Internet (1) | 2,416 | 51 |
| RTL Group | 1,377 | 46 |
| RWE | 21,025 | 605 |
| SAP | 35,603 | 4,241 |
| Scout24 | 3,995 | 261 |
| Siemens | 27,835 | 2,569 |
| Siemens Healthineers | 4,800 | 211 |
| Suedzucker | 2,911 | 39 |
| Symrise | 4,509 | 457 |
| Talanx | 1,391 | 49 |
| TeamViewer (1) | 3,556 | 154 |
| Telefonica Deutschland Holding | 24,887 | 71 |
| thyssenkrupp (1) | 17,278 | 115 |
| Traton (1) | 1,839 | 28 |
| Uniper | 7,281 | 196 |
| United Internet | 4,301 | 148 |
| Varta (1) | 518 | 43 |
| Volkswagen | 1,075 | 159 |
| Vonovia | 19,739 | 976 |
| Wacker Chemie | 546 | 32 |
| Wirecard | 4,206 | 416 |
| Zalando (1) | 5,038 | 247 |
| | | **37,085** |
| **Preferred Stocks 0.5%** | | |
| BMW (4) | 1,941 | 91 |
| FUCHS PETROLUB (4) | 1,048 | 41 |
| Henkel (4) | 7,518 | 667 |
| Porsche Automobil Holding (4) | 5,712 | 288 |
| Sartorius (4) | 1,275 | 358 |
| Volkswagen (4) | 6,747 | 939 |
| | | **2,384** |
| **Total Germany (Cost $39,518)** | | **39,469** |

## HONG KONG 3.4%

**Common Stocks 3.3%**

| | | |
|---|---|---|
| AIA Group | 444,600 | 4,080 |
| ASM Pacific Technology | 11,400 | 115 |
| Bank of East Asia | 44,780 | 95 |
| BOC Hong Kong Holdings | 133,500 | 410 |
| Brightoil Petroleum Holdings (1)(3) | 109,000 | 20 |
| Budweiser Brewing APAC (1) | 43,500 | 118 |
| Cafe de Coral Holdings | 12,000 | 25 |
| Cathay Pacific Airways (2) | 22,000 | 26 |
| Champion | 71,000 | 42 |
| Chow Tai Fook Jewellery Group | 39,000 | 33 |
| CK Asset Holdings | 99,300 | 627 |
| CK Hutchison Holdings | 97,300 | 721 |
| CK Infrastructure Holdings | 23,000 | 137 |
| CLP Holdings | 60,400 | 647 |
| Dah Sing Banking Group | 7,040 | 7 |
| Dah Sing Financial Holdings | 7,400 | 24 |
| Dairy Farm International Holdings (USD) | 11,000 | 53 |
| First Pacific | 86,750 | 18 |
| Galaxy Entertainment Group | 79,000 | 508 |
| Guotai Junan International Holdings | 89,000 | 12 |
| Haitong International Securities Group | 74,000 | 17 |
| Hang Lung Group | 31,000 | 71 |
| Hang Lung Properties | 75,000 | 160 |
| Hang Seng Bank | 26,700 | 467 |
| Henderson Land Development | 47,773 | 195 |
| Hong Kong & China Gas (2) | 363,518 | 652 |
| Hong Kong Exchanges & Clearing | 45,800 | 1,468 |
| Hongkong Land Holdings (USD) | 43,400 | 182 |
| Hutchison Telecommunications Hong Kong Holdings | 43,000 | 7 |
| Hysan Development | 22,000 | 73 |
| Jardine Matheson Holdings (USD) | 7,700 | 337 |
| Jardine Strategic Holdings (USD) | 6,600 | 142 |
| Johnson Electric Holdings | 13,625 | 23 |
| Kerry Logistics Network | 19,750 | 27 |

| | | |
|---|---|---|
| Kerry Properties | 21,500 | 59 |
| L'occitane International | 16,250 | 25 |
| Li & Fung | 209,200 | 31 |
| Lifestyle International Holdings | 17,000 | 16 |
| Link | 76,500 | 682 |
| Melco International Development | 28,000 | 52 |
| MGM China Holdings | 28,000 | 35 |
| MTR (2) | 52,000 | 288 |
| New World Development | 210,500 | 249 |
| NWS Holdings | 51,000 | 53 |
| PCCW | 147,000 | 90 |
| Power Assets Holdings | 48,500 | 325 |
| Sa Sa International Holdings (2) | 36,000 | 7 |
| Samsonite International | 47,100 | 40 |
| Sands China (2) | 89,200 | 361 |
| Shangri-La Asia | 39,500 | 33 |
| Shun Tak Holdings | 70,500 | 25 |
| Sino Land | 111,800 | 156 |
| SITC International Holdings | 43,000 | 42 |
| SJM Holdings | 69,000 | 68 |
| Sun Hung Kai Properties | 52,500 | 718 |
| Swire Pacific, Class A | 19,500 | 127 |
| Swire Pacific, Class B | 30,000 | 33 |
| Swire Properties | 38,800 | 109 |
| Techtronic Industries | 46,500 | 353 |
| Television Broadcasts (2) | 10,600 | 15 |
| United Energy Group | 280,000 | 51 |
| Vitasoy International Holdings | 28,000 | 100 |
| VTech Holdings | 5,700 | 43 |
| WH Group | 304,500 | 290 |
| Wharf Real Estate Investment | 37,100 | 157 |
| Wheelock | 23,000 | 169 |
| Wynn Macau | 54,400 | 94 |
| Xinyi Glass Holdings | 70,000 | 81 |
| Yue Yuen Industrial Holdings | 26,500 | 42 |
| | | **16,558** |

**Equity Mutual Funds 0.1%**

| | | |
|---|---|---|
| iShares MSCI Hong Kong Fund, ETF (USD) (2) | 17,200 | 364 |
| | | **364** |
| **Total Hong Kong (Cost $13,066)** | | **16,922** |

## IRELAND 0.6%

**Common Stocks 0.6%**

| | | |
|---|---|---|
| AIB Group (1) | 29,344 | 41 |
| Bank of Ireland Group | 33,808 | 69 |
| CRH | 28,926 | 878 |
| DCC (GBP) | 3,629 | 258 |
| Flutter Entertainment (GBP) (1) | 2,907 | 357 |
| Glanbia | 7,220 | 77 |
| Kerry Group, Class A | 5,415 | 623 |
| Kingspan Group | 5,450 | 278 |
| Smurfit Kappa Group | 8,712 | 273 |
| **Total Ireland (Cost $2,577)** | | **2,854** |

## ISRAEL 0.5%

**Common Stocks 0.5%**

| | | |
|---|---|---|
| Airport City (1) | 2,769 | 42 |
| Alony Hetz Properties & Investments | 3,456 | 42 |
| Amot Investments | 3,739 | 21 |
| Azrieli Group | 1,368 | 81 |
| Bank Hapoalim | 37,816 | 242 |
| Bank Leumi Le-Israel | 56,052 | 302 |
| Bezeq the Israeli Telecommunication (1) | 72,578 | 52 |
| Delek Group | 172 | 8 |
| Elbit Systems | 872 | 118 |
| Fattal Holdings 1998 | 173 | 12 |
| First International Bank of Israel | 1,924 | 47 |
| Gazit-Globe | 3,440 | 25 |
| Harel Insurance Investments & Financial Services | 3,700 | 24 |
| ICL | 25,161 | 88 |
| Isracard | 1,869 | 5 |

| | | |
|---|---|---|
| Israel Corporation (1) | 137 | 18 |
| Israel Discount Bank, Class A | 43,420 | 141 |
| Mehadrin (1) | 24 | 1 |
| Melisron | 491 | 20 |
| Migdal Insurance & Financial Holding | 11,700 | 7 |
| Mivne Real Estate Kd (1) | 24,548 | 53 |
| Mizrahi Tefahot Bank | 4,791 | 98 |
| Nice (1) | 2,280 | 374 |
| Oil Refineries | 55,658 | 15 |
| Paz Oil | 380 | 33 |
| Phoenix Holdings | 4,515 | 24 |
| Shapir Engineering & Industry (1) | 4,022 | 28 |
| Shufersal | 4,129 | 26 |
| Strauss Group | 1,508 | 43 |
| Teva Pharmaceutical Industries (1) | 37,134 | 402 |
| Tower Semiconductor (1) | 3,421 | 67 |
| **Total Israel (Cost $3,318)** | | **2,459** |

**ITALY 2.1%**

**Common Stocks 2.1%**

| | | |
|---|---|---|
| A2A | 57,530 | 78 |
| Amplifon | 4,410 | 101 |
| Assicurazioni Generali | 47,253 | 674 |
| Atlantia | 17,374 | 285 |
| Banca Mediolanum | 9,105 | 56 |
| Banco BPM (1)(2) | 56,316 | 69 |
| Buzzi Unicem | 3,214 | 63 |
| CNH Industrial (1) | 37,137 | 232 |
| Davide Campari-Milano | 21,114 | 164 |
| DiaSorin | 843 | 144 |
| Enel | 285,804 | 1,952 |
| Eni | 90,997 | 867 |
| EXOR | 3,929 | 214 |
| Ferrari | 4,617 | 722 |
| Fiat Chrysler Automobiles | 40,534 | 352 |
| FinecoBank Banca Fineco | 22,378 | 249 |

| | | |
|---|---|---|
| Hera | 27,915 | 103 |
| Infrastrutture Wireless Italiane | 8,886 | 94 |
| Intesa Sanpaolo | 544,036 | 850 |
| Italgas | 17,996 | 101 |
| Leonardo | 14,177 | 98 |
| Mediaset (1) | 12,579 | 26 |
| Mediobanca Banca di Credito Finanziario | 27,943 | 162 |
| Moncler | 7,083 | 266 |
| Nexi (1) | 10,986 | 167 |
| Pirelli & C | 15,951 | 62 |
| Poste Italiane | 17,200 | 146 |
| PRADA (HKD) | 18,200 | 59 |
| Prysmian | 9,221 | 174 |
| Recordati | 3,619 | 158 |
| Saipem (1) | 20,365 | 52 |
| Salvatore Ferragamo | 1,584 | 20 |
| Snam | 84,822 | 380 |
| Telecom Italia (1) | 386,246 | 153 |
| Telecom Italia | 240,704 | 96 |
| Terna Rete Elettrica Nazionale | 52,470 | 329 |
| UniCredit (1) | 81,296 | 628 |
| Unione di Banche Italiane | 36,026 | 103 |
| UnipolSai Assicurazioni | 21,529 | 53 |
| | | **10,502** |
| **Preferred Stocks 0.0%** | | |
| Buzzi Unicem (4) | 364 | 4 |
| | | **4** |
| **Total Italy (Cost $15,752)** | | **10,506** |

## JAPAN 25.3%

| | | |
|---|---|---|
| **Common Stocks 24.8%** | | |
| 77 Bank | 2,600 | 35 |
| ABC-Mart | 900 | 46 |
| Acom | 14,200 | 57 |
| Advantest | 7,300 | 354 |

| | | |
|---|---|---|
| Aeon (2) | 25,700 | 517 |
| AEON Financial Service | 4,200 | 44 |
| Aeon Mall | 4,140 | 52 |
| AGC | 6,900 | 170 |
| Aica Kogyo (2) | 1,900 | 55 |
| Ain Holdings (2) | 1,000 | 56 |
| Air Water | 5,400 | 73 |
| Aisin Seiki | 6,400 | 184 |
| Ajinomoto | 18,100 | 322 |
| Alfresa Holdings | 6,600 | 132 |
| Alps Alpine | 7,200 | 74 |
| Amada | 12,000 | 109 |
| Amano | 2,500 | 51 |
| ANA Holdings (1) | 4,200 | 89 |
| Anritsu (2) | 5,100 | 104 |
| Aozora Bank | 4,400 | 78 |
| Ariake Japan | 600 | 35 |
| Asahi Group Holdings | 14,000 | 481 |
| Asahi Intecc | 7,200 | 191 |
| Asahi Kasei | 46,000 | 326 |
| Asics | 6,300 | 60 |
| ASKUL | 800 | 23 |
| Astellas Pharma | 69,380 | 1,148 |
| Autobacs Seven | 2,200 | 26 |
| Azbil | 5,000 | 132 |
| Bandai Namco Holdings | 7,300 | 365 |
| Bank of Kyoto | 2,600 | 89 |
| Benefit One (2) | 2,400 | 42 |
| Benesse Holdings | 2,600 | 74 |
| Bic Camera | 5,700 | 53 |
| Bridgestone | 21,300 | 663 |
| Brother Industries | 8,700 | 147 |
| Calbee | 2,700 | 82 |
| Canon | 36,800 | 774 |
| Canon Marketing Japan | 1,700 | 33 |
| Capcom (2) | 3,600 | 110 |

| | | |
|---|---|---|
| Casio Computer | 8,300 | 131 |
| Central Japan Railway | 6,600 | 1,039 |
| Chiba Bank | 24,000 | 111 |
| Chubu Electric Power | 26,000 | 352 |
| Chugai Pharmaceutical | 8,000 | 954 |
| Chugoku Bank | 6,400 | 59 |
| Chugoku Electric Power (2) | 10,800 | 145 |
| Citizen Watch | 11,000 | 39 |
| Coca-Cola Bottlers Japan Holdings | 5,250 | 94 |
| COMSYS Holdings | 4,200 | 116 |
| Concordia Financial Group (2) | 43,000 | 132 |
| Cosmo Energy Holdings | 2,400 | 36 |
| Cosmos Pharmaceutical | 300 | 80 |
| Credit Saison (2) | 5,900 | 67 |
| CyberAgent | 3,600 | 151 |
| Dai Nippon Printing | 11,000 | 232 |
| Dai-ichi Life Holdings | 39,800 | 499 |
| Daicel (2) | 11,100 | 90 |
| Daido Steel | 1,300 | 43 |
| Daifuku (2) | 3,600 | 252 |
| Daiichi Sankyo | 23,100 | 1,588 |
| Daiichikosho | 1,500 | 45 |
| Daikin Industries | 9,600 | 1,232 |
| Daishi Hokuetsu Financial Group | 1,600 | 35 |
| Daito Trust Construction | 2,400 | 228 |
| Daiwa House Industry | 24,100 | 611 |
| Daiwa Securities Group | 59,000 | 245 |
| DeNA | 3,800 | 47 |
| Denka | 3,200 | 77 |
| Denso | 16,500 | 580 |
| Dentsu | 8,200 | 171 |
| DIC | 3,000 | 70 |
| Disco | 1,000 | 223 |
| DMG Mori | 3,700 | 38 |
| Dowa Holdings | 1,650 | 46 |
| East Japan Railway | 13,100 | 957 |

| | | |
|---|---|---|
| Ebara | 3,700 | 82 |
| Eisai | 9,800 | 684 |
| Electric Power Development | 6,000 | 120 |
| Ezaki Glico | 1,900 | 83 |
| FamilyMart | 8,560 | 145 |
| Fancl | 2,500 | 60 |
| FANUC | 7,100 | 1,159 |
| Fast Retailing | 1,900 | 901 |
| FP | 800 | 60 |
| Fuji Electric | 4,600 | 110 |
| Fuji Oil Holdings | 1,600 | 37 |
| Fuji Seal International | 1,500 | 26 |
| FUJIFILM Holdings | 13,100 | 624 |
| Fujikura | 10,000 | 29 |
| Fujitsu | 7,000 | 680 |
| Fujitsu General | 2,000 | 33 |
| Fukuoka Financial Group | 5,200 | 74 |
| Fukuyama Transporting | 1,200 | 42 |
| Furukawa Electric | 2,300 | 43 |
| Fuyo General Lease | 700 | 35 |
| Glory | 2,100 | 47 |
| GMO Internet | 2,500 | 54 |
| GMO Payment Gateway (2) | 1,200 | 107 |
| Goldwin | 1,400 | 75 |
| GS Yuasa | 2,800 | 40 |
| GungHo Online Entertainment | 1,310 | 20 |
| Gunma Bank (2) | 16,200 | 52 |
| H2O Retailing | 3,200 | 25 |
| Hachijuni Bank | 16,800 | 60 |
| Hakuhodo DY Holdings | 8,800 | 98 |
| Hamamatsu Photonics | 4,700 | 205 |
| Hankyu Hanshin Holdings | 8,200 | 281 |
| Haseko | 10,000 | 109 |
| Heiwa | 2,000 | 34 |
| Hikari Tsushin (2) | 800 | 155 |
| Hino Motors | 9,600 | 57 |

| | | |
|---|---|---|
| Hirose Electric | 1,218 | 134 |
| Hiroshima Bank (2) | 10,500 | 44 |
| HIS (2) | 1,300 | 17 |
| Hisamitsu Pharmaceutical | 2,600 | 123 |
| Hitachi | 33,600 | 997 |
| Hitachi Capital | 1,500 | 29 |
| Hitachi Chemical | 3,800 | 163 |
| Hitachi Construction Machinery (2) | 3,900 | 92 |
| Hitachi High-Technologies | 2,300 | 171 |
| Hitachi Metals | 7,000 | 67 |
| Hitachi Transport System | 1,500 | 36 |
| Hokuhoku Financial Group | 4,800 | 39 |
| Hokuriku Electric Power | 6,200 | 42 |
| Honda Motor | 63,300 | 1,537 |
| Horiba | 1,400 | 74 |
| Hoshizaki | 1,900 | 145 |
| House Foods Group | 2,700 | 85 |
| Hoya | 13,400 | 1,222 |
| Hulic | 12,700 | 126 |
| Ibiden | 3,800 | 97 |
| Ichigo | 7,400 | 19 |
| Idemitsu Kosan | 8,052 | 183 |
| IHI (2) | 4,800 | 60 |
| Iida Group Holdings | 5,200 | 69 |
| Inpex | 34,000 | 220 |
| Isetan Mitsukoshi Holdings | 13,220 | 80 |
| Isuzu Motors | 18,900 | 144 |
| Ito En (2) | 2,100 | 117 |
| ITOCHU | 49,400 | 969 |
| Itochu Techno-Solutions | 3,600 | 110 |
| Itoham Yonekyu Holdings | 4,900 | 28 |
| Iyo Bank | 9,700 | 52 |
| Izumi | 1,400 | 41 |
| J. Front Retailing | 8,800 | 72 |
| Japan Airlines | 4,300 | 77 |
| Japan Airport Terminal | 1,700 | 69 |

| | | |
|---|---|---|
| Japan Aviation Electronics Industry | 2,000 | 26 |
| Japan Exchange Group | 20,000 | 372 |
| Japan Petroleum Exploration | 1,100 | 19 |
| Japan Post Bank (2) | 14,700 | 137 |
| Japan Post Holdings | 48,800 | 390 |
| Japan Post Insurance | 7,300 | 93 |
| Japan Steel Works | 2,200 | 27 |
| Japan Tobacco | 43,000 | 801 |
| JCR Pharmaceuticals | 500 | 48 |
| JFE Holdings | 19,075 | 127 |
| JGC Holdings | 7,700 | 74 |
| JSR | 6,700 | 126 |
| JTEKT | 8,000 | 59 |
| Justsystems | 1,300 | 80 |
| JXTG Holdings | 112,420 | 399 |
| K's Holdings | 6,900 | 75 |
| Kagome | 2,800 | 72 |
| Kajima (2) | 17,000 | 177 |
| Kakaku.com | 4,900 | 100 |
| Kaken Pharmaceutical | 1,300 | 72 |
| Kamigumi | 4,000 | 70 |
| Kandenko | 4,000 | 34 |
| Kaneka | 2,000 | 52 |
| Kansai Electric Power (2) | 27,000 | 277 |
| Kansai Mirai Financial Group (2) | 6,300 | 21 |
| Kansai Paint | 6,900 | 131 |
| Kao | 17,000 | 1,311 |
| Kawasaki Heavy Industries | 5,400 | 82 |
| Kawasaki Kisen Kaisha (1) | 3,099 | 31 |
| KDDI | 63,100 | 1,828 |
| Keihan Holdings (2) | 3,600 | 162 |
| Keikyu (2) | 9,000 | 148 |
| Keio (2) | 4,200 | 238 |
| Keisei Electric Railway | 5,000 | 151 |
| Kewpie | 4,100 | 81 |
| Keyence | 6,656 | 2,376 |

| | | |
|---|---|---|
| Kikkoman (2) | 6,800 | 312 |
| Kinden | 4,900 | 79 |
| Kintetsu Group Holdings (2) | 6,700 | 320 |
| Kirin Holdings | 29,900 | 577 |
| Kissei Pharmaceutical | 1,200 | 28 |
| Kobayashi Pharmaceutical | 2,300 | 213 |
| Kobe Bussan (2) | 800 | 39 |
| Kobe Steel (1) | 10,600 | 35 |
| Koei Tecmo Holdings | 2,160 | 57 |
| Koito Manufacturing | 4,300 | 162 |
| Kokuyo | 2,900 | 35 |
| Komatsu | 33,200 | 628 |
| Konami Holdings | 3,400 | 107 |
| Konica Minolta | 16,800 | 65 |
| Kose | 1,100 | 138 |
| Kotobuki Spirits | 700 | 27 |
| Kubota | 41,300 | 513 |
| Kuraray | 13,100 | 131 |
| Kurita Water Industries (2) | 4,100 | 114 |
| Kusuri no Aoki Holdings | 600 | 47 |
| Kyocera | 11,200 | 598 |
| Kyoritsu Maintenance | 1,100 | 27 |
| Kyowa Exeo (2) | 3,600 | 88 |
| Kyowa Kirin | 9,200 | 214 |
| Kyudenko | 1,500 | 42 |
| Kyushu Electric Power | 17,300 | 137 |
| Kyushu Financial Group | 14,060 | 59 |
| Kyushu Railway | 5,800 | 156 |
| Lasertec | 2,800 | 185 |
| Lawson | 1,700 | 88 |
| LINE (1) | 1,900 | 93 |
| Lintec | 1,800 | 39 |
| Lion | 9,300 | 196 |
| LIXIL Group | 9,700 | 116 |
| M3 | 15,000 | 541 |
| Mabuchi Motor | 1,900 | 59 |

| | | |
|---|---|---|
| Maeda (2) | 5,000 | 40 |
| Maeda Road Construction | 2,000 | 37 |
| Makita | 9,100 | 296 |
| Mani | 2,300 | 51 |
| Marubeni | 58,100 | 280 |
| Maruha Nichiro | 1,600 | 34 |
| Marui Group | 7,900 | 129 |
| Maruichi Steel Tube | 2,300 | 52 |
| Matsui Securities (2) | 3,900 | 28 |
| Matsumotokiyoshi Holdings | 2,800 | 96 |
| Mazda Motor | 21,100 | 119 |
| Mebuki Financial Group | 36,700 | 77 |
| Medipal Holdings | 5,600 | 108 |
| Megmilk Snow Brand | 1,500 | 34 |
| MEIJI Holdings | 4,940 | 343 |
| MINEBEA MITSUMI (2) | 15,200 | 247 |
| Miraca Holdings | 2,100 | 53 |
| MISUMI Group | 10,300 | 245 |
| Mitsubishi | 44,500 | 944 |
| Mitsubishi Chemical Holdings | 48,100 | 273 |
| Mitsubishi Electric | 71,800 | 884 |
| Mitsubishi Estate | 43,500 | 704 |
| Mitsubishi Gas Chemical | 7,000 | 86 |
| Mitsubishi Heavy Industries | 10,600 | 272 |
| Mitsubishi Logistics | 2,500 | 55 |
| Mitsubishi Materials | 4,500 | 92 |
| Mitsubishi Motors | 22,500 | 64 |
| Mitsubishi Shokuhin | 500 | 13 |
| Mitsubishi UFJ Financial Group | 458,490 | 1,852 |
| Mitsubishi UFJ Lease & Finance | 15,600 | 75 |
| Mitsui | 61,500 | 858 |
| Mitsui Chemicals | 6,600 | 130 |
| Mitsui Fudosan | 34,200 | 629 |
| Mitsui Mining & Smelting | 2,000 | 37 |
| Mitsui OSK Lines | 4,000 | 69 |
| Miura | 3,500 | 144 |

| | | |
|---|---|---|
| Mizuho Financial Group | 923,100 | 1,075 |
| Mochida Pharmaceutical | 1,000 | 39 |
| MonotaRO | 4,400 | 141 |
| Morinaga | 1,500 | 62 |
| Morinaga Milk Industry (2) | 1,500 | 58 |
| MS&AD Insurance Group Holdings | 17,900 | 516 |
| Murata Manufacturing | 20,700 | 1,166 |
| Nabtesco | 4,200 | 120 |
| Nagase | 4,100 | 49 |
| Nagoya Railroad | 7,000 | 200 |
| Nankai Electric Railway | 4,000 | 89 |
| NEC | 9,400 | 361 |
| NET One Systems | 3,100 | 89 |
| Nexon | 15,200 | 245 |
| NGK Insulators | 9,500 | 124 |
| NGK Spark Plug | 7,500 | 112 |
| NH Foods | 3,800 | 135 |
| NHK Spring | 6,100 | 40 |
| Nichirei | 4,000 | 100 |
| Nidec | 16,944 | 986 |
| Nifco | 3,000 | 58 |
| Nihon Kohden | 2,800 | 100 |
| Nihon M&A Center | 4,700 | 153 |
| Nihon Unisys | 2,400 | 69 |
| Nikon | 12,900 | 120 |
| Nintendo | 3,900 | 1,610 |
| Nippo | 2,000 | 45 |
| Nippon Electric Glass | 2,900 | 42 |
| Nippon Express | 2,700 | 132 |
| Nippon Kayaku | 6,000 | 58 |
| Nippon Paint Holdings | 5,700 | 329 |
| Nippon Paper Industries | 3,500 | 50 |
| Nippon Shinyaku | 1,900 | 133 |
| Nippon Shokubai | 1,200 | 57 |
| Nippon Steel | 30,112 | 253 |
| Nippon Telegraph & Telephone | 45,200 | 1,029 |

| | | |
|---|---|---|
| Nippon Television Holdings | 1,900 | 21 |
| Nippon Yusen KK | 5,900 | 78 |
| Nipro | 4,200 | 47 |
| Nishi-Nippon Financial Holdings | 5,200 | 30 |
| Nishi-Nippon Railroad | 2,800 | 69 |
| Nissan Chemical (2) | 5,100 | 196 |
| Nissan Motor | 71,700 | 244 |
| Nissan Shatai | 2,800 | 22 |
| Nisshin Seifun Group | 9,655 | 150 |
| Nisshinbo Holdings | 4,800 | 34 |
| Nissin Foods Holdings | 2,600 | 214 |
| Nitori Holdings | 2,700 | 414 |
| Nitto Denko | 5,900 | 295 |
| Noevir Holdings | 600 | 28 |
| NOF | 2,600 | 86 |
| NOK | 4,200 | 49 |
| Nomura Holdings | 110,800 | 460 |
| Nomura Real Estate Holdings | 4,400 | 72 |
| Nomura Research Institute | 9,581 | 235 |
| NS Solutions | 1,200 | 30 |
| NSK | 16,300 | 113 |
| NTN | 16,000 | 31 |
| NTT Data | 23,400 | 239 |
| NTT DOCOMO | 42,500 | 1,253 |
| Obayashi | 25,100 | 219 |
| Obic | 2,500 | 375 |
| OBIC Business Consultants (2) | 600 | 27 |
| Odakyu Electric Railway | 11,300 | 249 |
| Oji Holdings | 32,000 | 163 |
| OKUMA (2) | 1,000 | 38 |
| Olympus (1) | 37,900 | 601 |
| Omron | 7,100 | 417 |
| Ono Pharmaceutical | 16,200 | 390 |
| Open House | 2,200 | 48 |
| Oracle Corporation Japan | 1,200 | 124 |
| Orient (2) | 20,400 | 23 |

| | | |
|---|---|---|
| Oriental Land | 6,800 | 860 |
| ORIX | 47,600 | 560 |
| Osaka Gas | 14,600 | 272 |
| OSG | 2,600 | 34 |
| Otsuka | 3,800 | 172 |
| Otsuka Holdings | 15,500 | 609 |
| PALTAC | 1,200 | 63 |
| Pan Pacific International Holdings | 17,600 | 341 |
| Panasonic | 78,995 | 602 |
| Park24 (2) | 4,100 | 64 |
| Penta-Ocean Construction | 10,200 | 52 |
| PeptiDream (1)(2) | 3,100 | 116 |
| Persol Holdings | 6,100 | 70 |
| Pigeon | 4,000 | 142 |
| Pilot | 900 | 30 |
| Pola Orbis Holdings | 2,800 | 50 |
| Rakuten | 29,900 | 254 |
| Recruit Holdings | 46,500 | 1,356 |
| Relo Group | 4,000 | 87 |
| Renesas Electronics (1) | 25,900 | 137 |
| Rengo | 8,000 | 62 |
| Resona Holdings | 80,300 | 251 |
| Resorttrust | 2,300 | 24 |
| Ricoh | 25,300 | 172 |
| Rinnai | 1,300 | 99 |
| Rohm | 3,300 | 209 |
| Rohto Pharmaceutical | 3,400 | 99 |
| Ryohin Keikaku | 9,000 | 107 |
| Sankyo | 1,900 | 52 |
| Sankyu | 1,900 | 73 |
| Sanrio (2) | 2,300 | 34 |
| Santen Pharmaceutical | 13,300 | 235 |
| Sanwa Holdings | 7,400 | 57 |
| Sapporo Holdings | 2,300 | 44 |
| Sawai Pharmaceutical | 1,400 | 76 |
| SBI Holdings | 7,840 | 146 |

| | | |
|---|---|---|
| SCREEN Holdings | 1,400 | 68 |
| SCSK | 1,600 | 72 |
| Secom | 7,200 | 599 |
| Sega Sammy Holdings | 7,040 | 85 |
| Seibu Holdings | 7,900 | 95 |
| Seiko Epson | 9,900 | 112 |
| Seino Holdings | 5,500 | 66 |
| Sekisui Chemical | 13,200 | 167 |
| Sekisui House | 21,500 | 369 |
| Seven & i Holdings | 28,052 | 929 |
| Seven Bank | 24,400 | 66 |
| SG Holdings | 7,900 | 220 |
| Sharp (1) | 5,100 | 56 |
| Shiga Bank | 1,800 | 42 |
| Shikoku Electric Power (2) | 5,800 | 45 |
| Shimadzu | 10,000 | 249 |
| Shimamura | 800 | 50 |
| Shimano | 2,900 | 427 |
| Shimizu | 21,100 | 162 |
| Shin-Etsu Chemical | 14,500 | 1,599 |
| Shinsei Bank (1) | 5,900 | 71 |
| Shionogi | 10,200 | 563 |
| Ship Healthcare Holdings | 1,400 | 63 |
| Shiseido | 14,100 | 829 |
| Shizuoka Bank | 19,000 | 115 |
| SHO-BOND Holdings | 1,600 | 64 |
| Shochiku | 400 | 44 |
| Showa Denko KK | 5,400 | 118 |
| SKY Perfect JSAT Holdings | 4,500 | 17 |
| Skylark Holdings (2) | 7,000 | 104 |
| SMC | 2,100 | 949 |
| SMS | 1,800 | 39 |
| SoftBank | 58,400 | 795 |
| SoftBank Group | 59,500 | 2,550 |
| Sohgo Security Services | 2,500 | 119 |
| Sojitz | 45,500 | 105 |

| | | |
|---|---|---|
| Sompo Holdings | 12,400 | 402 |
| Sony | 45,100 | 2,902 |
| Sony Financial Holdings (2) | 5,500 | 104 |
| Sotetsu Holdings | 2,800 | 72 |
| Square Enix Holdings | 2,800 | 115 |
| Stanley Electric | 5,300 | 121 |
| Subaru | 22,500 | 450 |
| Sugi Holdings | 1,300 | 78 |
| SUMCO | 8,700 | 124 |
| Sumitomo | 41,600 | 471 |
| Sumitomo Bakelite | 1,200 | 31 |
| Sumitomo Chemical | 56,000 | 172 |
| Sumitomo Dainippon Pharma | 6,200 | 86 |
| Sumitomo Electric Industries | 27,900 | 287 |
| Sumitomo Forestry | 4,700 | 58 |
| Sumitomo Heavy Industries | 4,000 | 84 |
| Sumitomo Metal Mining | 8,800 | 219 |
| Sumitomo Mitsui Financial Group | 47,200 | 1,241 |
| Sumitomo Mitsui Trust Holdings | 13,312 | 388 |
| Sumitomo Osaka Cement | 1,400 | 46 |
| Sumitomo Realty & Development | 14,700 | 394 |
| Sumitomo Rubber Industries | 6,400 | 62 |
| Sundrug | 2,400 | 82 |
| Suntory Beverage & Food | 4,500 | 169 |
| Sushiro Global Holdings | 3,600 | 56 |
| Suzuken Aichi Japan | 2,880 | 111 |
| Suzuki Motor | 16,500 | 527 |
| Sysmex (2) | 7,000 | 484 |
| T&D Holdings | 20,700 | 179 |
| Tadano (2) | 4,000 | 31 |
| Taiheiyo Cement | 4,400 | 86 |
| Taisei | 7,300 | 228 |
| Taisho Pharmaceutical Holdings | 1,600 | 100 |
| Taiyo Nippon Sanso | 5,400 | 84 |
| Taiyo Yuden | 3,900 | 109 |
| Takara Bio | 1,700 | 38 |

| | | |
|---|---|---|
| Takara Holdings | 6,500 | 48 |
| Takashimaya | 5,499 | 50 |
| Takeda Pharmaceutical | 55,898 | 2,016 |
| TDK | 4,400 | 379 |
| TechnoPro Holdings | 1,300 | 74 |
| Teijin | 7,100 | 113 |
| Terumo | 23,500 | 780 |
| THK | 4,200 | 100 |
| TIS | 8,700 | 166 |
| Tobu Railway | 7,500 | 254 |
| Toda | 8,000 | 47 |
| Toho | 4,200 | 138 |
| Toho Gas | 3,200 | 157 |
| Tohoku Electric Power | 17,300 | 163 |
| Tokai Carbon | 7,100 | 59 |
| Tokai Rika | 1,900 | 24 |
| Tokio Marine Holdings | 24,200 | 1,135 |
| Tokuyama | 2,500 | 53 |
| Tokyo Broadcasting System Holdings | 1,200 | 19 |
| Tokyo Century (2) | 1,700 | 58 |
| Tokyo Electric Power Holdings (1) | 58,000 | 195 |
| Tokyo Electron | 5,500 | 1,171 |
| Tokyo Gas | 15,400 | 338 |
| Tokyo Tatemono | 7,300 | 82 |
| Tokyu | 18,000 | 271 |
| Tokyu Fudosan Holdings | 21,600 | 106 |
| Topcon | 3,700 | 30 |
| Toppan Printing | 9,500 | 141 |
| Toray Industries | 56,300 | 258 |
| Toshiba | 16,400 | 407 |
| Tosoh | 10,500 | 128 |
| TOTO | 5,400 | 188 |
| Toyo Seikan Group Holdings | 5,700 | 58 |
| Toyo Suisan Kaisha | 3,300 | 159 |
| Toyo Tire (2) | 3,600 | 42 |
| Toyobo | 3,300 | 38 |

| | | |
|---|---|---|
| Toyoda Gosei | 2,700 | 50 |
| Toyota Boshoku | 2,200 | 27 |
| Toyota Industries | 6,000 | 302 |
| Toyota Motor | 90,358 | 5,587 |
| Toyota Tsusho | 8,300 | 198 |
| Trend Micro | 4,300 | 218 |
| TS Tech | 1,900 | 52 |
| Tsumura | 2,500 | 69 |
| Tsuruha Holdings | 1,300 | 174 |
| TV Asahi Holdings | 800 | 12 |
| Ube Industries | 3,900 | 65 |
| Ulvac | 1,800 | 50 |
| Unicharm | 14,300 | 527 |
| Ushio | 4,200 | 44 |
| USS | 7,800 | 124 |
| Wacoal Holdings | 2,000 | 40 |
| Welcia Holdings | 1,800 | 131 |
| West Japan Railway | 6,800 | 420 |
| Yakult Honsha (2) | 4,600 | 267 |
| Yamada Denki | 26,000 | 123 |
| Yamaguchi Financial Group | 8,000 | 43 |
| Yamaha | 5,900 | 238 |
| Yamaha Motor | 10,400 | 134 |
| Yamato Holdings | 13,200 | 230 |
| Yamato Kogyo | 1,500 | 29 |
| Yamazaki Baking | 4,700 | 83 |
| Yaoko (2) | 700 | 43 |
| Yaskawa Electric | 9,700 | 316 |
| Yokogawa Electric | 8,700 | 119 |
| Yokohama Rubber | 3,700 | 47 |
| Z Holdings | 95,500 | 369 |
| Zenkoku Hosho | 1,800 | 52 |
| Zensho Holdings (2) | 3,300 | 65 |
| Zeon | 5,000 | 44 |
| ZOZO (2) | 2,500 | 40 |
| | | **124,880** |

| | | |
|---|---|---|
| **Equity Mutual Funds 0.5%** | | |
| iShares MSCI Japan Fund, ETF (USD) (2) | 45,925 | 2,377 |
| | | **2,377** |
| **Total Japan (Cost $109,716)** | | **127,257** |
| **LUXEMBOURG 0.0%** | | |
| **Common Stocks 0.0%** | | |
| SES, GDR | 13,056 | 87 |
| **Total Luxembourg (Cost $242)** | | **87** |
| **MACAO 0.0%** | | |
| **Common Stocks 0.0%** | | |
| Macau Legend Development (HKD) (1) | 59,000 | 7 |
| **Total Macao (Cost $57)** | | **7** |
| **MALTA 0.0%** | | |
| **Common Stocks 0.0%** | | |
| BGP Holdings (1)(3) | 347,336 | – |
| **Total Malta (Cost $–)** | | **–** |
| **MEXICO 0.0%** | | |
| **Common Stocks 0.0%** | | |
| Fresnillo (GBP) | 6,742 | 60 |
| **Total Mexico (Cost $94)** | | **60** |
| **NETHERLANDS 3.5%** | | |
| **Common Stocks 3.5%** | | |
| Aalberts | 3,505 | 99 |
| ABN AMRO Bank, CVA | 15,219 | 117 |
| Adyen (1) | 987 | 976 |
| Aegon | 64,500 | 167 |
| Akzo Nobel | 7,184 | 545 |
| Altice Europe, Class A (1) | 21,120 | 84 |

| | | |
|---|---|---|
| ASM International | 1,778 | 197 |
| ASML Holding | 14,712 | 4,297 |
| ASR Nederland | 5,110 | 137 |
| Boskalis Westminster | 2,907 | 50 |
| EQT (SEK) (1) | 7,372 | 102 |
| GrandVision (2) | 1,805 | 48 |
| Heineken (2) | 9,619 | 819 |
| Heineken Holding | 2,696 | 210 |
| ING Groep | 141,805 | 794 |
| Just Eat Takeaway.com (1) | 1,435 | 147 |
| Just Eat Takeaway.com (GBP) (1) | 2,540 | 260 |
| Koninklijke Ahold Delhaize | 39,889 | 969 |
| Koninklijke DSM | 6,447 | 790 |
| Koninklijke KPN | 123,696 | 285 |
| Koninklijke Philips | 33,170 | 1,446 |
| Koninklijke Vopak | 2,365 | 136 |
| NN Group | 12,202 | 353 |
| Prosus (1) | 15,733 | 1,189 |
| Randstad | 4,052 | 163 |
| Signify | 4,057 | 83 |
| Unilever | 50,083 | 2,494 |
| Wolters Kluwer | 9,898 | 729 |
| **Total Netherlands (Cost $14,133)** | | **17,686** |

## NEW ZEALAND 0.3%

**Common Stocks 0.3%**

| | | |
|---|---|---|
| a2 Milk (1) | 26,729 | 318 |
| Air New Zealand | 17,907 | 15 |
| Auckland International Airport | 34,083 | 126 |
| Contact Energy | 26,307 | 100 |
| Fisher & Paykel Healthcare | 20,565 | 343 |
| Fletcher Building | 31,675 | 71 |
| Kiwi Property Group | 47,702 | 28 |
| Mercury NZ | 24,777 | 69 |
| Meridian Energy | 44,751 | 122 |
| Ryman Healthcare | 15,074 | 110 |

| | | |
|---|---|---|
| SKYCITY Entertainment Group | 23,194 | 37 |
| Spark New Zealand | 68,238 | 185 |
| Xero (AUD) (1) | 3,398 | 174 |
| **Total New Zealand (Cost $1,274)** | | **1,698** |

## NORWAY 0.5%

### Common Stocks 0.5%

| | | |
|---|---|---|
| Adevinta (1) | 6,554 | 54 |
| Aker, A Shares (1)(2) | 847 | 22 |
| Aker BP | 3,992 | 66 |
| DNB | 38,419 | 465 |
| Equinor | 36,517 | 506 |
| Gjensidige Forsikring (1) | 6,048 | 107 |
| Leroy Seafood Group | 10,333 | 55 |
| Mowi | 14,999 | 257 |
| Norsk Hydro (2) | 49,103 | 125 |
| Orkla | 28,662 | 259 |
| Salmar | 1,933 | 75 |
| Schibsted, B Shares | 2,881 | 56 |
| Schibsted, Class A | 3,629 | 77 |
| Subsea 7 (1) | 8,372 | 46 |
| Telenor | 23,815 | 365 |
| Yara International (2) | 6,487 | 220 |
| **Total Norway (Cost $3,340)** | | **2,755** |

## POLAND 0.3%

### Common Stocks 0.3%

| | | |
|---|---|---|
| Bank Polska Kasa Opieki | 5,753 | 73 |
| CD Projekt | 2,298 | 201 |
| Cyfrowy Polsat | 9,817 | 61 |
| Dino Polska (1) | 1,767 | 75 |
| Grupa Lotos | 3,616 | 55 |
| KGHM Polska Miedz (1) | 5,017 | 94 |
| LPP | 31 | 49 |
| mBank (1) | 471 | 25 |

| | | |
|---|---|---|
| PGE Polska Grupa Energetyczna (1) | 26,817 | 27 |
| Polski Koncern Naftowy ORLEN | 11,401 | 173 |
| Polskie Gornictwo Naftowe i Gazownictwo | 63,751 | 57 |
| Powszechna Kasa Oszczednosci Bank Polski | 31,305 | 168 |
| Powszechny Zaklad Ubezpieczen | 20,582 | 152 |
| Santander Bank Polska | 1,059 | 42 |
| **Total Poland (Cost $1,869)** | | **1,252** |

## PORTUGAL 0.2%

**Common Stocks 0.2%**

| | | |
|---|---|---|
| Banco Espirito Santo (1)(3) | 127,132 | — |
| EDP - Energias de Portugal | 92,875 | 391 |
| Galp Energia | 19,182 | 221 |
| Jeronimo Martins | 8,709 | 148 |
| **Total Portugal (Cost $941)** | | **760** |

## RUSSIA 0.0%

**Common Stocks 0.0%**

| | | |
|---|---|---|
| Polymetal International (GBP) | 11,484 | 235 |
| **Total Russia (Cost $152)** | | **235** |

## SINGAPORE 1.2%

**Common Stocks 1.2%**

| | | |
|---|---|---|
| Ascendas Real Estate Investment Trust | 102,312 | 214 |
| Ascott Residence Trust | 64,900 | 41 |
| CapitaLand | 93,600 | 199 |
| CapitaLand Commercial Trust | 86,143 | 98 |
| CapitaLand Mall Trust | 84,500 | 112 |
| City Developments | 17,100 | 96 |
| ComfortDelGro | 74,112 | 86 |
| DBS Group Holdings | 65,400 | 921 |
| Frasers Property | 13,000 | 11 |
| Genting Singapore | 213,500 | 119 |
| Golden Agri-Resources | 233,472 | 26 |

| | | |
|---|---|---|
| Hutchison Port Holdings Trust (USD) | 188,100 | 24 |
| Jardine Cycle & Carriage | 3,644 | 52 |
| Keppel | 53,400 | 225 |
| Keppel REIT | 66,000 | 49 |
| Mapletree Commercial Trust | 75,612 | 104 |
| Mapletree Industrial Trust | 50,900 | 91 |
| Mapletree Logistics Trust | 98,000 | 124 |
| Mapletree North Asia Commercial Trust | 78,500 | 52 |
| Olam International | 20,300 | 22 |
| Oversea-Chinese Banking | 128,725 | 821 |
| SATS | 22,900 | 53 |
| Sembcorp Industries | 32,420 | 37 |
| Sembcorp Marine (1) | 31,600 | 17 |
| SIA Engineering | 8,000 | 11 |
| Singapore Airlines | 18,133 | 78 |
| Singapore Exchange | 30,500 | 208 |
| Singapore Post | 51,300 | 26 |
| Singapore Press Holdings | 56,650 | 61 |
| Singapore Technologies Engineering | 55,200 | 134 |
| Singapore Telecommunications | 275,350 | 550 |
| StarHub | 21,650 | 23 |
| Suntec Real Estate Investment Trust | 72,500 | 72 |
| United Overseas Bank | 46,720 | 668 |
| UOL Group | 17,352 | 84 |
| Venture | 9,600 | 107 |
| Wilmar International | 71,500 | 180 |
| Wing Tai Holdings | 14,200 | 17 |
| | | **5,813** |
| **Equity Mutual Funds 0.0%** | | |
| iShares MSCI Singapore Fund, ETF (USD) (2) | 10,700 | 198 |
| | | **198** |
| **Total Singapore (Cost $6,026)** | | **6,011** |

## SOUTH KOREA 4.5%

**Common Stocks 4.2%**

| | | |
|---|---|---|
| Amorepacific | 1,201 | 174 |
| AMOREPACIFIC Group | 1,050 | 50 |
| BGF | 497 | 2 |
| BGF Retail | 266 | 34 |
| BNK Financial Group | 10,736 | 45 |
| Celltrion (1) | 3,746 | 647 |
| Celltrion Healthcare (1) | 2,440 | 169 |
| Cheil Worldwide | 2,421 | 35 |
| CJ | 485 | 32 |
| CJ CheilJedang | 293 | 66 |
| CJ ENM | 358 | 38 |
| CJ Logistics (1) | 254 | 31 |
| Daelim Industrial | 999 | 72 |
| Daewoo Engineering & Construction (1) | 7,500 | 22 |
| Daewoo Shipbuilding & Marine Engineering (1) | 1,524 | 21 |
| DB Insurance | 1,666 | 61 |
| DGB Financial Group | 5,427 | 24 |
| Dongsuh Companies | 1,168 | 17 |
| Doosan | 187 | 6 |
| Doosan Bobcat | 894 | 17 |
| Doosan Fuel Cell (1) | 627 | 4 |
| Doosan Heavy Industries & Construction (1) | 3,556 | 12 |
| Doosan Infracore (1) | 4,890 | 17 |
| Doosan Solus (1) | 345 | 9 |
| E-MART | 744 | 73 |
| Fila Holdings | 1,673 | 48 |
| GS Engineering & Construction | 2,101 | 44 |
| GS Holdings | 1,882 | 59 |
| GS Retail | 965 | 30 |
| Hana Financial Group | 10,830 | 247 |
| Hankook Tire & Technology | 2,644 | 46 |
| Hanmi Pharm | 265 | 57 |
| Hanmi Science | 506 | 12 |
| Hanon Systems | 6,300 | 47 |

| | | |
|---|---|---|
| Hanssem | 360 | 22 |
| Hanwha | 2,174 | 37 |
| Hanwha Aerospace (1) | 1,337 | 29 |
| Hanwha Life Insurance | 10,211 | 15 |
| Hanwha Solutions | 3,044 | 36 |
| HDC Holdings | 1,375 | 11 |
| HDC Hyundai Development Co-engineering & Construction | 1,295 | 20 |
| Helixmith (1) | 865 | 47 |
| Hite Jinro | 1,044 | 28 |
| HLB (1) | 1,227 | 96 |
| HLB, Rights, 5/29/20 (1) | 122 | 2 |
| Hotel Shilla | 1,141 | 80 |
| Hyundai Construction Equipment (1) | 440 | 7 |
| Hyundai Department Store | 577 | 34 |
| Hyundai Engineering & Construction | 2,700 | 78 |
| Hyundai Glovis | 654 | 55 |
| Hyundai Heavy Industries Holdings | 387 | 77 |
| Hyundai Marine & Fire Insurance | 2,156 | 47 |
| Hyundai Mipo Dockyard | 766 | 19 |
| Hyundai Mobis | 2,424 | 343 |
| Hyundai Motor | 5,146 | 398 |
| Hyundai Steel | 2,644 | 47 |
| Hyundai Wia | 603 | 16 |
| Industrial Bank of Korea | 9,513 | 62 |
| Kakao | 1,889 | 285 |
| Kangwon Land | 3,823 | 79 |
| KB Financial Group | 14,060 | 402 |
| KCC | 173 | 24 |
| KCC Glass (1) | 162 | 4 |
| KEPCO Plant Service & Engineering | 796 | 21 |
| Kia Motors | 9,557 | 233 |
| Korea Aerospace Industries | 2,311 | 49 |
| Korea Electric Power Corp (1) | 9,448 | 185 |
| Korea Gas | 1,034 | 23 |
| Korea Investment Holdings | 1,381 | 57 |
| Korea Shipbuilding & Offshore Engineering (1) | 1,556 | 106 |

| | | |
|---|---|---|
| Korea Zinc | 360 | 114 |
| Korean Air Lines (1) | 1,714 | 28 |
| KT&G | 4,097 | 274 |
| Kumho Petrochemical | 628 | 40 |
| LG | 3,342 | 170 |
| LG Chem | 1,669 | 519 |
| LG Display (1) | 8,020 | 73 |
| LG Electronics | 4,261 | 192 |
| LG Household & Health Care | 373 | 423 |
| LG Uplus | 7,077 | 78 |
| Lotte | 1,071 | 35 |
| Lotte Chemical | 546 | 97 |
| Lotte Chilsung Beverage | 130 | 12 |
| LOTTE Fine Chemical | 576 | 18 |
| Lotte Shopping | 414 | 34 |
| LS | 620 | 19 |
| Mando | 1,180 | 23 |
| Medy-Tox | 153 | 15 |
| Mirae Asset Daewoo | 16,845 | 78 |
| NAVER | 4,925 | 798 |
| NCSoft | 607 | 322 |
| Netmarble (1) | 650 | 51 |
| NH Investment & Securities | 4,897 | 39 |
| NHN (1) | 361 | 23 |
| NongShim | 126 | 31 |
| OCI (1) | 681 | 22 |
| Orion | 789 | 81 |
| Ottogi | 49 | 22 |
| Paradise | 1,649 | 21 |
| POSCO | 2,499 | 378 |
| POSCO Chemical | 781 | 33 |
| Posco International | 1,763 | 20 |
| S-1 Corporation | 701 | 50 |
| S-Oil | 1,527 | 88 |
| Samsung Biologics (1) | 494 | 236 |
| Samsung C&T | 3,085 | 270 |

| | | |
|---|---|---|
| Samsung Card | 1,224 | 30 |
| Samsung Electro-Mechanics | 2,020 | 189 |
| Samsung Electronics | 172,333 | 7,086 |
| Samsung Engineering (1) | 5,632 | 53 |
| Samsung Fire & Marine Insurance | 1,282 | 201 |
| Samsung Heavy Industries (1) | 16,275 | 57 |
| Samsung Life Insurance | 2,304 | 93 |
| Samsung SDI | 1,957 | 462 |
| Samsung SDS | 1,156 | 154 |
| Samsung Securities | 2,264 | 56 |
| Shinhan Financial Group | 16,731 | 424 |
| Shinsegae | 259 | 56 |
| SillaJen (1) | 1,907 | 20 |
| SK Holdings | 1,233 | 184 |
| SK Hynix | 18,768 | 1,292 |
| SK Innovation | 2,118 | 171 |
| SK Networks | 5,570 | 25 |
| SK Telecom | 820 | 142 |
| SKC | 650 | 27 |
| Ssangyong Cement Industrial | 2,974 | 13 |
| Woongjin Coway | 2,065 | 105 |
| Woori Financial Group | 18,836 | 130 |
| Yuhan | 1,715 | 67 |
| | | **21,106** |
| **Equity Mutual Funds 0.1%** | | |
| iShares MSCI South Korea Fund, ETF (USD) (2) | 8,000 | 413 |
| | | **413** |
| **Preferred Stocks 0.2%** | | |
| Amorepacific (4) | 344 | 18 |
| CJ (4) | 72 | 3 |
| Hyundai Motor (4) | 538 | 25 |
| Hyundai Motor, 2nd Preference (4) | 1,542 | 75 |
| LG Chemical (4) | 330 | 47 |

| | | |
|---|---|---|
| Samsung Electronics (4) | 29,968 | 1,039 |
| | | **1,207** |
| **Total South Korea (Cost $21,264)** | | **22,726** |

## SPAIN 2.2%

**Common Stocks 2.2%**

| | | |
|---|---|---|
| Acciona | 799 | 79 |
| ACS Actividades de Construccion y Servicios (2) | 9,023 | 226 |
| Aena | 2,590 | 328 |
| Amadeus IT Group, A Shares | 14,978 | 715 |
| Banco Bilbao Vizcaya Argentaria | 240,850 | 787 |
| Banco de Sabadell | 208,443 | 86 |
| Banco Santander | 603,953 | 1,350 |
| Bankia | 44,896 | 46 |
| Bankinter | 25,465 | 105 |
| CaixaBank | 132,138 | 238 |
| Cellnex Telecom | 10,012 | 524 |
| EDP Renovaveis | 5,598 | 69 |
| Enagas | 8,429 | 197 |
| Endesa | 11,698 | 259 |
| Ferrovial | 18,052 | 452 |
| Grifols | 12,174 | 415 |
| Iberdrola | 217,073 | 2,159 |
| Industria de Diseno Textil | 38,210 | 979 |
| Inmobiliaria Colonial Socimi | 12,231 | 118 |
| Mapfre | 36,156 | 66 |
| Merlin Properties Socimi | 12,375 | 115 |
| Naturgy Energy Group (2) | 11,317 | 200 |
| Red Electrica | 16,130 | 284 |
| Repsol | 50,928 | 462 |
| Siemens Gamesa Renewable Energy | 7,961 | 118 |
| Telefonica | 165,059 | 755 |
| Zardoya Otis | 7,045 | 49 |
| **Total Spain (Cost $17,228)** | | **11,181** |

## SWEDEN 2.8%

**Common Stocks 2.7%**

| | | |
|---|---|---|
| Alfa Laval (1) | 11,578 | 216 |
| Assa Abloy, B Shares | 33,752 | 604 |
| Atlas Copco, A Shares (2) | 29,008 | 1,000 |
| Atlas Copco, B Shares | 6,677 | 207 |
| Boliden (2) | 10,080 | 203 |
| Castellum | 10,016 | 176 |
| Electrolux, Series B | 8,937 | 122 |
| Electrolux Professional, Class B (1)(2) | 8,937 | 21 |
| Elekta, B Shares (2) | 13,236 | 120 |
| Epiroc, A Shares | 30,249 | 303 |
| Epiroc, B Shares | 6,677 | 66 |
| Essity, B Shares (1) | 22,343 | 724 |
| Fastighets AB Balder, B Shares (1) | 3,555 | 140 |
| Hennes & Mauritz, B Shares (2) | 32,573 | 445 |
| Hexagon, B Shares (1) | 9,203 | 452 |
| Hufvudstaden, A Shares | 4,009 | 51 |
| Husqvarna, B Shares (2) | 15,164 | 91 |
| ICA Gruppen | 2,863 | 125 |
| Industrivarden, A Shares (1) | 12,179 | 250 |
| Industrivarden, C Shares (1) | 1,348 | 28 |
| Investment Latour, B Shares | 4,404 | 66 |
| Investor, A Shares | 5,192 | 256 |
| Investor, B Shares | 16,140 | 802 |
| Kinnevik, Class B | 8,834 | 182 |
| L E Lundbergforetagen, B Shares (2) | 2,702 | 113 |
| LM Ericsson, B Shares | 111,467 | 952 |
| Lundin Energy | 6,278 | 162 |
| Nibe Industrier, B Shares | 11,132 | 208 |
| Nordea Bank (1) | 115,170 | 739 |
| Nordea Bank (EUR) (1) | 1,818 | 12 |
| Saab, Class B (1) | 3,447 | 79 |
| Sandvik (1) | 39,157 | 602 |
| Securitas, B Shares | 11,736 | 139 |
| Skandinaviska Enskilda Banken, Class A (1) | 51,776 | 426 |

| | | |
|---|---|---|
| Skandinaviska Enskilda Banken, Class C (1) | 2,099 | 19 |
| Skanska, B Shares (1) | 13,224 | 252 |
| SKF, B Shares | 13,970 | 220 |
| Svenska Cellulosa, Class B (1)(2) | 23,394 | 248 |
| Svenska Handelsbanken, A Shares (1) | 54,942 | 501 |
| Swedbank, A Shares (1) | 37,090 | 439 |
| Swedish Match | 5,985 | 370 |
| Swedish Orphan Biovitrum (1)(2) | 5,950 | 114 |
| Tele2, B Shares | 19,738 | 254 |
| Telia | 96,090 | 334 |
| Trelleborg, B Shares (1) | 8,824 | 112 |
| Volvo, B Shares | 54,454 | 698 |
| | | **13,643** |
| **Equity Mutual Funds 0.1%** | | |
| iShares MSCI Sweden Fund, ETF (USD) (2) | 12,200 | 335 |
| | | **335** |
| **Total Sweden (Cost $12,748)** | | **13,978** |

## SWITZERLAND 9.4%

| | | |
|---|---|---|
| **Common Stocks 9.3%** | | |
| ABB | 64,919 | 1,232 |
| Adecco Group | 5,615 | 246 |
| Alcon (1) | 16,893 | 892 |
| Baloise Holding | 1,733 | 259 |
| Banque Cantonale Vaudoise | 101 | 89 |
| Barry Callebaut | 111 | 217 |
| Chocoladefabriken Lindt & Spruengli | 45 | 351 |
| Chocoladefabriken Lindt & Spruengli, Registered Shares | 3 | 252 |
| Cie Financiere Richemont | 18,543 | 1,052 |
| Clariant (2) | 7,368 | 136 |
| Credit Suisse Group | 89,268 | 815 |
| DKSH Holding (1) | 1,313 | 74 |
| Dufry (2) | 1,028 | 34 |
| EMS-Chemie Holding | 258 | 167 |
| Flughafen Zurich (1) | 694 | 86 |

| | | |
|---|---|---|
| Geberit (2) | 1,310 | 586 |
| Georg Fischer | 153 | 114 |
| Givaudan (2) | 336 | 1,127 |
| Helvetia Holding | 1,200 | 109 |
| Julius Baer Group | 8,029 | 315 |
| Kuehne + Nagel International | 1,848 | 264 |
| LafargeHolcim | 11,922 | 495 |
| LafargeHolcim (EUR) | 6,428 | 269 |
| Logitech International | 5,311 | 256 |
| Lonza Group | 2,694 | 1,176 |
| Nestle | 105,867 | 11,212 |
| Novartis | 77,929 | 6,650 |
| OC Oerlikon (2) | 7,209 | 54 |
| Pargesa Holding | 1,400 | 100 |
| Partners Group Holding | 616 | 485 |
| PSP Swiss Property | 1,416 | 165 |
| Roche Holding | 914 | 317 |
| Roche Holding, Genusschein | 25,519 | 8,837 |
| Schindler Holding | 1,335 | 297 |
| Schindler Holding, Registered Shares | 856 | 184 |
| SGS | 218 | 492 |
| Sika (2) | 5,124 | 848 |
| Sonova Holding | 2,000 | 361 |
| Straumann Holding | 369 | 281 |
| Sulzer | 459 | 33 |
| Swatch Group | 966 | 194 |
| Swatch Group, Registered Shares | 1,645 | 64 |
| Swiss Life Holding | 1,220 | 433 |
| Swiss Prime Site (2) | 2,750 | 262 |
| Swiss Re (2) | 10,089 | 733 |
| Swisscom | 945 | 491 |
| Temenos | 2,185 | 283 |
| UBS Group | 125,729 | 1,346 |
| Vifor Pharma | 1,649 | 247 |
| Zurich Insurance Group | 5,428 | 1,721 |
| | | **46,703** |

| | | |
|---|---|---|
| **Equity Mutual Funds 0.1%** | | |
| iShares MSCI Switzerland Fund, ETF (USD) (2) | 18,000 | 664 |
| | | **664** |
| **Total Switzerland (Cost $33,134)** | | **47,367** |
| **TAIWAN 0.0%** | | |
| **Common Stocks 0.0%** | | |
| FIT Hon Teng (HKD) | 38,000 | 8 |
| **Total Taiwan (Cost $27)** | | **8** |
| **UNITED ARAB EMIRATES 0.0%** | | |
| **Common Stocks 0.0%** | | |
| NMC Health (GBP) | 3,218 | — |
| **Total United Arab Emirates (Cost $125)** | | **—** |
| **UNITED KINGDOM 13.9%** | | |
| **Common Stocks 13.6%** | | |
| 3i Group | 34,942 | 343 |
| Admiral Group | 7,485 | 218 |
| Amcor, CDI (AUD) | 58,297 | 531 |
| Anglo American | 45,505 | 809 |
| Ashmore Group | 13,830 | 66 |
| Ashtead Group | 16,934 | 463 |
| Associated British Foods | 12,806 | 304 |
| AstraZeneca | 48,248 | 5,046 |
| Auto Trader Group | 34,510 | 199 |
| Avast | 19,850 | 114 |
| AVEVA Group | 2,247 | 101 |
| Aviva | 142,027 | 429 |
| B&M European Value Retail | 31,074 | 130 |
| Babcock International Group | 8,905 | 47 |
| BAE Systems | 118,392 | 755 |
| Barclays | 625,114 | 835 |
| Barratt Developments | 37,212 | 243 |

| | | |
|---|---|---|
| Bellway | 4,570 | 153 |
| Berkeley Group Holdings | 4,307 | 226 |
| BHP Group | 75,779 | 1,272 |
| BP | 732,242 | 2,885 |
| British American Tobacco | 83,900 | 3,234 |
| British Land | 34,219 | 175 |
| BT Group | 320,763 | 467 |
| Bunzl | 12,473 | 271 |
| Burberry Group | 15,266 | 265 |
| Carnival | 5,959 | 82 |
| Centrica | 208,317 | 104 |
| Cineworld Group (2) | 37,438 | 31 |
| Coca-Cola HBC | 7,248 | 184 |
| Compass Group | 57,630 | 970 |
| ConvaTec Group | 53,771 | 144 |
| Croda International | 4,638 | 284 |
| Derwent London | 3,729 | 146 |
| Diageo | 84,955 | 2,925 |
| Direct Line Insurance Group | 50,809 | 173 |
| DS Smith | 47,149 | 185 |
| easyJet | 7,169 | 54 |
| Evraz | 18,796 | 62 |
| Experian | 33,398 | 1,003 |
| Ferguson | 8,454 | 610 |
| G4S | 57,553 | 79 |
| GlaxoSmithKline | 180,160 | 3,759 |
| Glencore | 400,087 | 750 |
| GVC Holdings | 21,147 | 201 |
| Halma | 14,068 | 370 |
| Hargreaves Lansdown | 11,184 | 202 |
| Hikma Pharmaceuticals | 5,188 | 155 |
| Hiscox | 10,261 | 90 |
| HomeServe | 10,007 | 140 |
| Howden Joinery Group | 21,681 | 143 |
| HSBC Holdings | 744,312 | 3,826 |
| IMI | 9,710 | 101 |

| | | |
|---|---|---|
| Imperial Brands | 35,225 | 741 |
| Inchcape | 15,221 | 96 |
| Informa | 53,061 | 293 |
| InterContinental Hotels Group | 6,768 | 308 |
| Intermediate Capital Group | 10,179 | 144 |
| International Consolidated Airlines Group | 23,919 | 67 |
| Intertek Group | 5,999 | 358 |
| Investec | 23,698 | 49 |
| ITV | 137,195 | 132 |
| J Sainsbury | 59,319 | 148 |
| JD Sports Fashion | 13,403 | 89 |
| John Wood Group | 24,484 | 62 |
| Johnson Matthey | 7,081 | 177 |
| KAZ Minerals | 8,507 | 44 |
| Kingfisher | 79,138 | 157 |
| Land Securities Group | 26,488 | 221 |
| Legal & General Group | 217,834 | 560 |
| Lloyds Banking Group | 2,568,846 | 1,039 |
| London Stock Exchange Group | 11,477 | 1,074 |
| M&G | 96,121 | 159 |
| Marks & Spencer Group | 71,836 | 84 |
| Meggitt | 28,838 | 101 |
| Melrose Industries | 176,338 | 220 |
| Micro Focus International | 12,579 | 75 |
| Mondi | 17,809 | 314 |
| National Grid | 126,872 | 1,487 |
| Next | 4,683 | 279 |
| Ninety One (1) | 11,849 | 25 |
| Ocado Group (1) | 16,747 | 338 |
| Pearson | 28,949 | 167 |
| Pennon Group | 15,450 | 213 |
| Persimmon | 11,416 | 316 |
| Phoenix Group Holdings | 19,552 | 148 |
| Prudential | 94,532 | 1,334 |
| Quilter | 66,191 | 102 |
| Reckitt Benckiser Group | 22,873 | 1,905 |

| | | |
|---|---|---|
| RELX (EUR) | 32,923 | 749 |
| RELX | 35,465 | 800 |
| Renishaw | 1,253 | 55 |
| Rentokil Initial | 67,709 | 403 |
| Rightmove | 33,890 | 212 |
| Rio Tinto | 40,667 | 1,888 |
| Rolls-Royce Holdings | 61,091 | 253 |
| Royal Bank of Scotland Group | 167,951 | 234 |
| Royal Dutch Shell, A Shares | 151,999 | 2,503 |
| Royal Dutch Shell, B Shares | 136,404 | 2,184 |
| RSA Insurance Group | 38,325 | 174 |
| Sage Group | 40,202 | 323 |
| Schroders | 4,021 | 134 |
| Segro | 40,066 | 420 |
| Severn Trent | 8,697 | 261 |
| Smith & Nephew | 31,829 | 623 |
| Smiths Group | 14,491 | 226 |
| Spirax-Sarco Engineering | 2,702 | 296 |
| SSE | 37,380 | 586 |
| St. James's Place | 19,083 | 203 |
| Standard Chartered | 96,675 | 494 |
| Standard Life Aberdeen | 87,387 | 242 |
| Tate & Lyle | 17,263 | 155 |
| Taylor Wimpey | 119,892 | 221 |
| Tesco | 351,822 | 1,041 |
| Travis Perkins | 9,089 | 119 |
| TUI | 7,531 | 30 |
| TUI (EUR) | 8,437 | 34 |
| Unilever | 40,041 | 2,062 |
| United Utilities Group | 25,133 | 284 |
| Virgin Money (1) | 45,388 | 43 |
| Vodafone Group | 976,313 | 1,377 |
| Weir Group | 9,564 | 114 |
| Whitbread | 4,947 | 186 |
| Wm Morrison Supermarkets | 80,099 | 184 |

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Redemption Fees Prior to April 1, 2019, a 2% fee was assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees were withheld from proceeds that shareholders received from the sale or exchange of fund shares. The fees were paid to the fund and were recorded as an increase to paid-in capital. The fees may have caused the redemption price per share to differ from the net asset value per share.

New Accounting Guidance Effective November 1, 2019, the fund adopted FASB guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2020, totaled less than $1,000 for the six months ended April 30, 2020.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2020, the fund held equity futures with cumulative unrealized gain of $525,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended April 30, 2020, the fund recognized $1,247,000 of realized loss on Futures and a $396,000 change in unrealized gain/loss on Futures related to its investments in equity derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of April 30, 2020, securities valued at $657,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2020, the value of loaned securities was $27,426,000; the value of cash collateral and related investments was $29,213,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $34,969,000 and $30,735,000, respectively, for the six months ended April 30, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At April 30, 2020, the cost of investments for federal income tax purposes was $536,335,000. Net unrealized loss aggregated $5,886,000 at period-end, of which $134,192,000 related to appreciated investments and $140,078,000 related to depreciated investments.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.45% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring extraordinary expenses.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2020, approximately 16% of the outstanding shares of the fund were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 8 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as the continuation of the investment subadvisory agreement (Subadvisory Contract) that the Advisor has entered into with T. Rowe Price International Ltd (Subadvisor) on behalf of the fund. In that regard, at a meeting held on March 9–10, 2020 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and Subadvisor and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor and Subadvisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor and Subadvisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor and Subadvisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s and Subadvisor’s senior management teams and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor and Subadvisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2019, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates, including the Subadvisor) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor and Subadvisor may have received some benefit from soft-dollar arrangements pursuant to which research was received from broker-dealers that executed the fund’s portfolio transactions. However, the Board also considered that, effective January 2020, the Advisor began bearing the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. Under the Subadvisory Contract, the Advisor may pay the Subadvisor up to 60% of the advisory fee that the Advisor receives from the fund. The Advisor has generally implemented an all-inclusive management fee structure for index funds so the portfolio managers know with certainty the impact that expenses have on performance against the funds’ benchmark indexes. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense Group), the fund’s actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the second and third quintiles (Expense Group) and third and fourth quintiles (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the U.S. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2020